Earnings Per Share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share

19. Earnings Per Share

A detail of the Company’s EPS is as follows (in thousands except for share and per share amounts):

	2014	2013
Net income for the period	$7,186	$1,198
Issued common shares at beginning of period	42,729,547	36,082,114
Effect of investment in subsidiary	412,787	—
Effect of stock based compensation	403,552	470,911
Effect of stock warrants	959,419	—
Effect of private placement	1,464,565	240,925
Effect of Athas acquisition	547,945	—

Weighted average common shares at end of period	46,517,815	36,793,950

Basic EPS	$0.15	$0.03

A detail of the Company’s dilutive EPS is as follows (in thousands except for share and per share amounts):

	2014	2013
Net income for the period	$7,186	$1,198
Weighted average common shares (basic)	46,517,815	36,793,950
Effect of stock based compensation	1,829,540	731,792
Effect of stock warrants	50,431	111,920
Effect of Athas acquisition	383,562	—

Weighted average common shares (diuluted) at end of period	48,781,348	37,637,662

Dilutive EPS	$0.15	$0.03